11. Employee and Director Benefit Programs (Details 3) $ in Thousands	Dec. 31, 2016 USD ($)
Employee And Director Benefit Programs Details 3
2017	$ 263
2018	275
2019	310
2020	363
2021	364
Thereafter	$ 9,077